Schedule of net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net loss ($’000)	$ (11,266)	$ (4,381)	$ (12,354)
Weighted average number of common shares outstanding – basic and diluted	446,366,938	325,483,780	282,306,312
Net loss per share – basic and diluted	$ (0.025)	$ (0.013)	$ (0.044)